Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009
Assets
Loans held for sale, fair value	$ 278,928	$ 452,949
Loans and leases, fair value	52,286	142,762
Liabilities
Other long-term debt, fair value	$ 0	$ 123,039
Shareholders' equity
Preferred stock, authorized shares	6,617,808	6,617,808
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Series A Preferred Stock
Shareholders' equity
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, liquidation value per share	$ 1,000	$ 1,000
Series B Preferred Stock Fixed
Shareholders' equity
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, liquidation value per share	$ 1,000	$ 1,000
Series B Preferred Stock Variable
Shareholders' equity
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock, liquidation value per share	$ 1,000	$ 1,000